General information (Details)	Oct. 31, 2019 Employee Country	Oct. 31, 2018 Employee Country	Apr. 30, 2017 Employee Country
Disclosure of general information [Line Items]
Number of countries located in | Country	48	49	40
Number of employees	12,100	14,800	4,800
SUSE [Member]
Disclosure of general information [Line Items]
Number of employees		1,200